Condensed Statements Of Cash Flows - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (1,793)	$ 2,828,701	$ (570,322)	$ 886,918
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	0	(5,279,395)	(1,546,474)	(4,121,971)
Unrealized loss on marketable securities held in Trust Account		0	0
Compensation expenses	0	0	362,500	362,500
Changes in operating assets and liabilities:
Prepaid expenses	0	272,145	(489,935)	(377,780)
Accrued expenses	1,793	(528,026)	893,916	1,241,379
Income taxes payable		1,200,013	293,453	823,991
Net cash used in operating activities	0	(1,506,562)	(1,056,862)	(1,184,963)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	0	(306,000,000)	(306,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	0	2,132,269	0	331,516
Cash withdrawn from Trust Account in connection with redemption		276,471,460	0
Net cash provided by (used in) investing activities	0	278,603,729	(306,000,000)	(305,668,484)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	0	0	294,240,000	294,240,000
Proceeds from sale of Private Placement Warrants	0	0	13,850,000	13,850,000
Proceeds from promissory note – related party	0	0	49,262	49,262
Proceeds from issuance of promissory note to related party	100,277			0
Repayment of promissory note – related party	0	0	(149,539)	(149,539)
Payment of offering costs	(100,277)	(70,000)	(743,830)	(743,830)
Redemption of common stock		(276,471,460)	0
Net cash (used in) provided by financing activities	0	(276,541,460)	307,245,893	307,245,893
Net Change in Cash	0	555,707	189,031	392,446
Cash – Beginning of period	0	392,446	0	0
Cash – End of period	0	948,153	189,031	392,446
Non-cash investing and financing activities:
Payment of deferred offering costs by the sponsor in exchange for the issuance of series b common stock	25,000			0
Deferred offering costs included in accrued offering costs	236,095			717,219
Initial classification of Series A common stock subject to possible redemption	0	0	307,103,021	309,097,930
Deferred underwriting fee payable	$ 0	0	10,500,000	$ 10,500,000
Offering costs included in accrued offering costs		0	717,219
Remeasurement of carrying value to redemption value		$ 3,942,803	$ 0